PARNASSUS ENDEAVOR FUND

Portfolio of Investments as of September 30, 2019 (unaudited)

Equities	Shares	Market Value ($)
Airlines (3.2%)
Alaska Air Group Inc.	1,850,000	120,083,500

Apparel & Luxury Goods (4.1%)
Hanesbrands Inc.	10,000,000	153,200,000

Biotechnology (12.1%)
Biogen Inc. [q]	574,416	133,735,533
Gilead Sciences Inc.	2,300,000	145,774,000
Regeneron Pharmaceuticals Inc. [q]	625,000	173,375,000

		452,884,533

Capital Markets (5.1%)
Charles Schwab Corp.	4,600,000	192,418,000

Communications Equipment (2.7%)
Arista Networks Inc. [q]	276,201	65,989,943
Cisco Systems Inc.	700,000	34,587,000

		100,576,943

Consumer Finance (4.2%)
American Express Co.	700,000	82,796,000
Capital One Financial Corp.	825,000	75,058,500

		157,854,500

Electronic Equipment Instruments (2.2%)
IPG Photonics Corp. [q]	620,000	84,072,000

Health Care Equipment (2.4%)
Hologic Inc. [q]	1,800,000	90,882,000

Health Care Products (5.5%)
Perrigo Co. plc	3,685,834	206,001,262

Interactive Media & Services (1.3%)
Alphabet Inc., Class A [q]	40,000	48,845,600

IT Services (9.1%)
Alliance Data Systems Corp.	1,083,427	138,819,502
International Business Machine Corp.	1,100,000	159,962,000
Mastercard Inc., Class A	160,000	43,451,200

		342,232,702

Life Sciences Tools & Services (1.2%)
Agilent Technologies Inc.	600,000	45,978,000

Machinery (4.1%)
Cummins Inc.	950,000	154,536,500

Retail (4.8%)
The Gap Inc.	10,300,000	178,808,000

Semiconductor Equipment (28.0%)
Applied Materials Inc.	6,000,000	299,400,000
Lam Research Corp.	950,000	219,554,500
Micron Technology Inc. [q]	6,400,000	274,240,000
NVIDIA Corp.	1,100,000	191,477,000
QUALCOMM Inc.	900,000	68,652,000

		1,053,323,500

Software (2.0%)
Autodesk Inc. [q]	500,000	73,850,000

Technology Hardware (0.6%)
Apple Inc.	100,000	22,397,000

Trading Companies & Distrbutors (1.4%)
W.W. Grainger Inc.	180,000	53,487,000

Total investment in equities (94.0%)
(cost $3,211,456,636)		3,531,431,040

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
Certificates of Deposit (0.0%) α
Providence Bank & Trust	0.30%	02/03/2020	250,000	246,548

Certificates of Deposit Account Registry Service (0.0%) α
CDARS agreement with Beneficial State Bank, dated 03/14/2019 Participating depository institutions: Bank Of Weston, par 238,500; City First Bank of D.C., N.A., par 238,500; MainStreet Bank, par 23,000; (cost $491,045)	1.52%	03/12/2020	500,000	491,045

Community Development Loans (0.0%) α
Root Capital Loan Fund	1.25%	02/01/2020	100,000	97,962
TMC Development Loan	1.00%	05/25/2020	100,000	96,114

				194,076

Time Deposits (6.0%)
BBH Cash Management Service
Banco Santander, Madrid	1.25%	10/01/2019	200,000,000	200,000,000
BNP Paribas, Paris	1.25%	10/01/2019	10,871,918	10,871,918
JPMorgan Chase, New York	1.25%	10/01/2019	17,404,572	17,404,572

				228,276,490

Total short-term securities (6.0%)
(cost $229,208,159)				229,208,159

Total securities (100.0%)
(cost $3,440,664,795)				3,760,639,199

Other assets and liabilities (0.0%)				(1,024,443)

Total net assets (100.0%)				3,759,614,756

q	This security is non-income producing.
a	Market value adjustments have been applied to these securities to reflect potential early withdrawal.